Intangible Assets and Goodwill (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Intangible Assets And Goodwill [Abstract]
Schedule of Reconciliation of Changes in Intangible Assets and Goodwill
	Non-compete	Customer		License		Computer
	agreements	relationships	Patents	agreements	Trademarks	software	Total

Cost:
Balance at March 31, 2017	$400,000	$4,100,000	$1,546,593	$7,734,938	$163,226	$—	$13,944,757
Additions	—	—	—	772	3,844	71,271	75,887
Sale to Aker (note 4)	—	—	(1,185,773)	(5,553,524)	(167,070)	—	(6,906,367)
Balance at March 31, 2018	400,000	4,100,000	360,820	2,182,186	—	71,271	7,114,277
Additions	—	—	—	2,745,840	—	301,829	3,047,669
Balance at March 31, 2019	$400,000	$4,100,000	$360,820	$4,928,026	$—	$373,100	$10,161,946

Accumulated amortization:
Balance at March 31, 2017	$165,000	$511,500	$922,574	$397,990	$—	$—	$1,997,064
Sale to Aker (note 4)	—	—	(576,458)	(538,199)	—	—	(1,114,657)
Amortization for the year	132,111	409,267	14,704	368,154	—	—	924,236
Balance at March 31, 2018	297,111	920,767	360,820	227,945	—	—	1,806,643
Amortization for the year	102,889	410,004	—	181,716		10,096	704,705
Balance at March 31, 2019	$400,000	$1,330,771	$360,820	$409,661	$—	$10,096	$2,511,348

Net carrying amounts:
March 31, 2018	$102,889	$3,179,233	$—	$1,954,241	$—	$71,271	$5,307,634
March 31, 2019	—	2,769,229	—	4,518,365	—	363,004	7,650,598

Summary of Amortization Expense has Recorded in Consolidated Statements of Earnings and Comprehensive Income or Loss

Amortization expense has been recorded in the following accounts in the consolidated statements of earnings and comprehensive income (loss):

	Years ended
	March 31,	March 31,
	2019	2018

Research and development expenses	$10,096	$—
Selling, general and administrative expenses	694,609	924,236
	$704,705	$924,236